Revenue - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2011 Tranches	Aug. 31, 2009	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2010	May 31, 2011	Feb. 28, 2013
Deferred Revenue Arrangement [Line Items]
Revenue	$ 5,365,054	$ 12,427,292
Collaboration agreement, license revenue	473,039	5,159,425
Collaboration agreement, milestone payments	3,184,988	1,128,630
Research and development services revenue	876,619	3,591,855
BIO Cluster M4 [Member]
Deferred Revenue Arrangement [Line Items]
Grant received	116,020	117,023
Funding rate	40.00%
BIO Cluster M4 [Member] | Maximum [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments	1,375,017
Seventh Research Framework Program (FP7 Agreement) [Member]
Deferred Revenue Arrangement [Line Items]
Grant received		2,915,559
European Union [Member] | Seventh Research Framework Program (FP7 Agreement) [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments			7,260,600
Funding rate			64.00%
Tranches of payments			3
Other Arrangement [Member]
Deferred Revenue Arrangement [Line Items]
Research and development services revenue	0	138,091
Allergan Inc [Member] | Collaborative Arrangement [Member] | Maximum [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments	13,000,000
Allergan Inc [Member] | Collaborative Arrangement [Member] | Upfront Payment Arrangement [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, license revenue				10,000,000
Sanofi [Member] | Collaborative Arrangement [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, revenue recognized	1,400,000	4,200,000
Collaboration agreement, milestone payments	900,000	0
Description of factors in determining milestones substantive	Factors considered in determining the options were substantive were whether (i) Sanofi could obtain the overall objective of the agreement without exercising any options, (ii) Sanofi was able to obtain value from the initial licenses obtained without exercising any options, (iii) the cost to exercise the options was significant relative to the total upfront payment of $4.9 million for two licenses and four options, and (iv) exercising the option created additional financial commitments for Sanofi or imposed economic penalties on Sanofi.
Collaborative arrangement, consideration							8,100,000
Sanofi [Member] | Collaborative Arrangement [Member] | Expired Option Agreement [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, revenue recognized					700,000
Sanofi [Member] | Collaborative Arrangement [Member] | Options Exercised [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, revenue recognized						350,000
Collaborative arrangement, consideration									350,000
Sanofi [Member] | Collaborative Arrangement [Member] | Options, Exercised Price [Member]
Deferred Revenue Arrangement [Line Items]
Collaborative arrangement, consideration									1,400,000
Sanofi [Member] | Collaborative Arrangement [Member] | Maximum [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments							55,900,000
Sanofi [Member] | Collaborative Arrangement [Member] | Maximum [Member] | Research Milestones [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments							2,100,000
Sanofi [Member] | Collaborative Arrangement [Member] | Maximum [Member] | Development Milestones [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments							32,100,000
Sanofi [Member] | Collaborative Arrangement [Member] | Maximum [Member] | Commercial Milestones [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments							21,800,000
Sanofi [Member] | Collaborative Arrangement [Member] | Licenses [Member]
Deferred Revenue Arrangement [Line Items]
Collaborative arrangement, consideration							3,500,000
Sanofi [Member] | Collaborative Arrangement [Member] | Options to Acquire Additional Licenses [Member]
Deferred Revenue Arrangement [Line Items]
Collaborative arrangement, consideration							1,400,000
Sanofi [Member] | Collaborative Arrangement [Member] | Research Services [Member]
Deferred Revenue Arrangement [Line Items]
Research collaboration agreement, estimated period						2 years
Collaborative arrangement, consideration							3,200,000
Sanofi [Member] | Collaborative Arrangement [Member] | Research Services [Member] | Extension Term [Member]
Deferred Revenue Arrangement [Line Items]
Research collaboration agreement, estimated period						40 months
Sanofi [Member] | Collaborative Arrangement [Member] | Upfront Payment Arrangement [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, license revenue							4,900,000
Daiichi Sankyo Inc [Member] | Collaborative Arrangement [Member]
Deferred Revenue Arrangement [Line Items]
Research collaboration agreement, estimated period	2 years
Collaboration agreement, revenue recognized	3,000,000	5,600,000
Collaboration agreement, milestone payments	2,300,000	1,100,000
Daiichi Sankyo Inc [Member] | Collaborative Arrangement [Member] | Maximum [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments								98,700,000
Daiichi Sankyo Inc [Member] | Collaborative Arrangement [Member] | Maximum [Member] | Research Milestones [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments								2,800,000
Daiichi Sankyo Inc [Member] | Collaborative Arrangement [Member] | Maximum [Member] | Development Milestones [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments								40,500,000
Daiichi Sankyo Inc [Member] | Collaborative Arrangement [Member] | Maximum [Member] | Commercial Milestones [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments								54,500,000
Daiichi Sankyo Inc [Member] | Collaborative Arrangement [Member] | Maximum [Member] | Additional Diagnostic Milestones [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments								900,000
Daiichi Sankyo Inc [Member] | Collaborative Arrangement [Member] | Upfront Payment Arrangement [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, license revenue								10,100,000
Collaboration Partner One [Member] | Sales Revenue, Net [Member] | Revenue From Partners [Member]
Deferred Revenue Arrangement [Line Items]
Revenue	2,981,992	5,573,441
Collaboration Partner Two [Member] | Sales Revenue, Net [Member] | Revenue From Partners [Member]
Deferred Revenue Arrangement [Line Items]
Revenue	1,354,861	4,168,278
Government Grant [Member] | Sales Revenue, Net [Member] | Revenue From Partners [Member]
Deferred Revenue Arrangement [Line Items]
Revenue	$ 714,388	$ 2,430,358